Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Cash and Cash Equivalents
Cash and cash equivalents are comprised of the following:

	December 31,
	2019	2018
Cash and bank deposits	308,958	370,262
Cash equivalents
Bank Deposit Certificate – CDB	1,317,388	480,052
Investments funds	21,534	318,822

	1,647,880	1,169,136